CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 65	$ 33	$ 74	$ 56	$ (16)	$ (43)	$ 121	$ 131	$ 166	$ 147	$ 375	$ 260
Other comprehensive income (loss), net of tax:
Foreign currency translations adjustments, net of tax of nil and $2, respectively	(3)				(67)					(25)	51	(79)
Pension and other postretirement benefits adjustments, net of tax of $113, $228 and $156 in 2013, 2012 and 2011, respectively	10				33					193	(231)	(182)
Other, net	1				2					10	(1)	(1)
Other comprehensive income (loss), net of tax	8				(32)					178	(181)	(262)
Comprehensive income (loss)	73				(48)					325	194	(2)
Comprehensive income attributable to noncontrolling interests	(12)				(7)					(26)	(9)	(2)
Comprehensive income (loss) attributable to Huntsman International LLC	$ 61				$ (55)					$ 299	$ 185	$ (4)